Earnings Per Share Dividends - Additional Information (Detail) - ARS ($) $ / shares in Units, $ in Thousands				1 Months Ended	12 Months Ended
	Dec. 16, 2021	Apr. 30, 2021	Apr. 30, 2020	Apr. 30, 2020	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Earnings per share [line items]
Cash dividend paid								$ 6,393,978
Basic earnings (loss) per share					$ 35.7711	$ 61.7407		$ 66.5828
Cash dividends		$ 10,000,426	$ 12,788,268		$ 12,839,897	$ 30,158,801	[1]	$ 17,480,360
Percentage on distribution of earnings	20.00%				20.00%
Distribution of earnings in instalments	12 months				12 months
Unappropriated Retained Earnings [member]
Earnings per share [line items]
Basic earnings (loss) per share		$ 15.64	$ 20
Top of range [member]
Earnings per share [line items]
Aggregate dividend distribution					$ 3,791,722
Dividend Distribution [member]
Earnings per share [line items]
Basic earnings (loss) per share			$ 22.18					$ 10
Cash dividends				$ 14,187,873

[1]	Includes a supplementary cash dividend approved by the Shareholders’ Meeting dated on October 21, 2020. See also notes 42 and 51.